Variable interest entity (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Variable interest entity (Details) [Line Items]
Joint Venture interest percentage		51.00%
Total assets		$ 1.3
Total liabilities		1.3
IX, LLC Joint Venture [Member]
Variable interest entity (Details) [Line Items]
Interest percentage	51.00%
Total assets	$ 2.4	2.4
Total liabilities	$ 1.3	$ 1.3
Variable Interest Entity [Member]
Variable interest entity (Details) [Line Items]
Joint Venture interest percentage		49.00%
X-Energy [Member] | IX, LLC Joint Venture [Member]
Variable interest entity (Details) [Line Items]
Interest percentage	49.00%